Share-based Compensation - Additional Information (Detail)							12 Months Ended
	Dec. 20, 2018 shares	Nov. 30, 2018 shares	Oct. 01, 2018 shares	Mar. 12, 2018 shares	Aug. 17, 2017 shares	May 03, 2017 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense							¥ 57,981,487	$ 8,433,058	¥ 64,055,851	¥ 22,133,620
Total intrinsic value of options exercised							155,850,409	$ 22,667,502	¥ 0	¥ 0
Unrecognized compensation expense relating to unvested share options							¥ 139,310,631				$ 20,261,891
Weighted average period over which unrecognized compensation is expected to be recognized							3 years 6 months 7 days	3 years 6 months 7 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options held by trustee of Share Based Payment Trust										13,865,219
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted							3,636,000	3,636,000		15,299,019
Options expiration period										10 years
2016 Plan [Member] | Independent Non-executive Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted					20,000
2016 Plan [Member] | First Anniversary [Member] | Independent Non-executive Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested	25.00%				25.00%
2016 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted	2,608,000		20,000	998,000	200,000	494,904
2016 Plan [Member] | Employee Stock Option [Member] | Independent Non-executive Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted		10,000
2016 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period										3 years
2016 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period										5 years
2016 Plan [Member] | Replacement Awards for 2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted										12,364,319